Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2018 and 2017, the Company’s intangible assets consisted of the following:

	December 31,
	2018	2017
Patent	$1,100,000	$1,100,000
Right to develop and manufacture	-	445,200
	1,100,000	1,545,200
Less: accumulated amortization	(433,533)	(435,790)
Total	$666,467	$1,109,410

Schedule of Estimated Future Amortization of Intangible Assets	The estimated future amortization of Patent is as follows:
For the Years Ended December 31,	Patent
2019	$77,647
2020	77,647
2021	77,647
2022	77,647
2023	77,647
Thereafter	278,232
$666,467